Provision For Warranty	12 Months Ended
Dec. 31, 2011
Provision For Warranty [Abstract]
Provision For Warranty

15- Provision for Warranty

The changes in the amount of provision for warranty are as follows:

Balance January 1, 2010	5,650
Charged to cost of sales	7,066
Deductions	(4,824)
Foreign currency translation effect	381

Balance December 31, 2010	8,273
Charged to cost of sales	29,809
Acquisition SEAS	33,733
Deductions	(24,822)
Foreign currency translation effect	2,519

Balance December 31, 2011	49,512
Non-current portion	(6,828)

Current portion	42,684

The increase of the deductions in 2011 is mainly caused by the newly acquired SEAS business.

Costs of warranty include the cost of labor, material and related overhead necessary to repair a product during the warranty period. The warranty period is usually one to two years. The Company accrues for the estimated cost of the warranty on its products shipped in the provision for warranty, upon recognition of the sale of the product. The costs are estimated based on actual historical expenses incurred and on estimated future expenses related to current sales, and are updated periodically. Actual warranty costs are charged against the provision for warranty.